Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Fair Value of Financial Instruments

	December 31, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$45,538	$45,538	$40,529	$40,529
Accounts receivable, net	$29,122	$29,122	$31,959	$31,959
Accounts payable	$(34,747)	$(34,747)	$(23,211)	$(23,211)
Senior notes	$(200,000)	$(198,200)	$(200,000)	$(158,500)
Capital lease obligations	$(25,112)	$(25,112)	$(31,221)	$(31,221)
Long-term debt, including current portion	$(598)	$(598)	$(668)	$(668)